THE COMMERCE FUNDS (the “Trust”)

National Tax-Free Intermediate Bond Fund

Missouri Tax-Free Intermediate Bond Fund

Kansas Tax-Free Intermediate Bond Fund

Supplement dated December 10, 2008 to the Prospectus dated March 1, 2008

Effective December 10, 2008, the third paragraph under the heading “Primary Investment Strategies” of the National Tax-Free Intermediate Bond Fund on page 37 of the Prospectus is amended and restated to read as follows:

“Credit Quality: The Fund invests in securities that are rated investment grade at the time of purchase by at least one nationally recognized statistical rating organization (“NRSRO”), or which are unrated but deemed by the Adviser to be of comparable quality to investment grade securities at the time of purchase. The Fund may invest up to 10% of its total assets in such unrated securities. Subsequent to purchase, the Fund’s portfolio securities may be downgraded below investment grade or may be deemed by the Adviser to be no longer comparable to investment grade securities. The Adviser will consider such an event in determining whether the Fund should continue to hold the security. Up to 5% of the Fund’s portfolio securities may represent securities downgraded below investment grade after purchase.”

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Effective December 10, 2008, the fourth paragraph under the heading “Primary Investment Strategies” of the Missouri Tax-Free Intermediate Bond Fund on page 43 of the Prospectus is amended and restated to read as follows:

“Credit Quality: The Fund invests in securities that are rated investment grade at the time of purchase by at least one nationally recognized statistical rating organization (“NRSRO”), or which are unrated but deemed by the Adviser to be of comparable quality to investment grade securities at the time of purchase. The Fund may invest up to 25% of its total assets in such unrated securities. Subsequent to purchase, the Fund’s portfolio securities may be downgraded below investment grade or may be deemed by the Adviser to be no longer comparable to investment grade securities. The Adviser will consider such an event in determining whether the Fund should continue to hold the security. Up to 5% of the Fund’s portfolio securities may represent securities downgraded below investment grade after purchase.”

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Effective December 10, 2008, the fourth paragraph under the heading “Primary Investment Strategies” of the Kansas Tax-Free Intermediate Bond Fund on page 49 of the Prospectus is amended and restated to read as follows:

“Credit Quality: The Fund invests in securities that are rated investment grade at the time of purchase by at least one nationally recognized statistical rating organization (“NRSRO”), or which are unrated but deemed by the Adviser to be of comparable quality to investment grade securities at the time of purchase. The Fund may invest up to 25% of its total assets in such unrated securities. Subsequent to purchase, the Fund’s portfolio securities may be downgraded below investment grade or may be deemed by the Adviser to be no longer comparable to investment grade securities. The Adviser will consider such an event in determining whether the Fund should continue to hold the security. Up to 5% of the Fund’s portfolio securities may represent securities downgraded below investment grade after purchase.”

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